Financial instruments - fair value - Fair Value of Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 312	£ 333
Recurring fair value measurement | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	238
Recurring fair value measurement | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	74
Recurring fair value measurement | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(57)
Recurring fair value measurement | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(4)
Recurring fair value measurement | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(151)
Recurring fair value measurement | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4
Recurring fair value measurement | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2
Recurring fair value measurement | Level 1 | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Recurring fair value measurement | Level 1 | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	7
Recurring fair value measurement | Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0
Recurring fair value measurement | Level 1 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0
Recurring fair value measurement | Level 1 | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0
Recurring fair value measurement | Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0
Recurring fair value measurement | Level 1 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0
Recurring fair value measurement | Level 2 | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Recurring fair value measurement | Level 2 | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(57)
Recurring fair value measurement | Level 2 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(4)
Recurring fair value measurement | Level 2 | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4
Recurring fair value measurement | Level 2 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2
Recurring fair value measurement | Level 3 | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	238
Recurring fair value measurement | Level 3 | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	67
Recurring fair value measurement | Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0
Recurring fair value measurement | Level 3 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0
Recurring fair value measurement | Level 3 | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(151)
Recurring fair value measurement | Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0
Recurring fair value measurement | Level 3 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0